Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets:
Financial assets at fair value through the other comprehensive income		$ 9,870
Financial assets measured at fair value through profit or loss		5,500
Dividend preference derivative in TSG	[1]	3,000	$ 2,023
Convertible bonds at fair value through profit or loss			1,142
Foreign currency derivative contracts		109	188
Total		18,479	3,353	[1]
Liabilities:
Put options of non-controlling interests		72,188	71,278
Contingent consideration in respect of business combination		30,635	24,495
Total		102,823	95,773
Level 1 [Member]
Assets:
Financial assets at fair value through the other comprehensive income		9,408
Financial assets measured at fair value through profit or loss		738
Dividend preference derivative in TSG
Convertible bonds at fair value through profit or loss
Foreign currency derivative contracts
Total		10,146
Liabilities:
Put options of non-controlling interests
Contingent consideration in respect of business combination
Total
Level 2 [Member]
Assets:
Financial assets at fair value through the other comprehensive income
Financial assets measured at fair value through profit or loss
Dividend preference derivative in TSG
Convertible bonds at fair value through profit or loss			1,142
Foreign currency derivative contracts		109	188
Total		109	1,330	[1]
Liabilities:
Put options of non-controlling interests
Contingent consideration in respect of business combination
Total
Level 3 [Member]
Assets:
Financial assets at fair value through the other comprehensive income		462
Financial assets measured at fair value through profit or loss		4,762
Dividend preference derivative in TSG	[1]	3,000	2,023
Convertible bonds at fair value through profit or loss
Foreign currency derivative contracts
Total		8,224	2,023	[1]
Liabilities:
Put options of non-controlling interests		72,188	71,278
Contingent consideration in respect of business combination		30,635	24,495
Total		$ 102,823	$ 95,773

[1]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.